Defined Contribution Plan	12 Months Ended
Dec. 31, 2019
Predecessor Company
Defined Contribution Plan
(10)	DEFINED CONTRIBUTION PLAN

The Company has a qualified 401(k) Savings and Investment Plan, or the Plan, whereby employees may contribute up to the Federal annual limits. The Company does not match employee contributions.